Employee Benefit Expenses (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of employee benefits [Abstract]
Wages, salaries, bonus and termination costs		$ 1,096	$ 1,048		$ 984
Staff meals		55	57		54
Pension costs - defined contribution plan		38	37		35
Share-based compensation, net of amount capitalized	[1],[2]	13	12		15
Other employee benefit expenses		36	39		33
Employee benefit expenses		1,238	1,193	[3]	1,121	[3]
Capitalized share-based compensation	[2]	$ 1	$ 0		$ 1

[1]	Amount includes share-based compensation of US$1 million and nil, US$1 million and nil, and US$3 million and US$1 million for the years ended December 31, 2018, 2017, and 2016, respectively, related to corporate expense and pre-opening expense, respectively.
[2]	Share-based compensation of US$1 million, nil and US$1 million was capitalized during the years ended December 31, 2018, 2017 and 2016, respectively. For further information related to the Company’s Equity Award Plan and LVS’ 2004 Plan, see Note 30 to the consolidated financial statements.
[3]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.